Transactions with Related Parties, Executive Bonus (Details) - Chief Executive Officer [Member] - Mr. Evangelos J. Pistiolis [Member] - USD ($) $ in Thousands	Dec. 10, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due to related parties		$ 5,000
General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Bonus	$ 5,000